UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

(R)eport for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment |_|; Amendment Number: _______

  This Amendment (Check only one.):    |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Paramount BioCapital Asset Management, Inc.
Address:       787 Seventh Avenue, 48th Floor
               New York, NY 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Lindsay A. Rosenwald, M.D.
Title: Chairman
Phone: 212-251-3300

Signature, Place, and Date of Signing:


/s/ Lindsay A. Rosenwald, M.D.                New York, NY              02/10/05
------------------------------                -------------             --------
         [Signature]                          [City, State]              [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         58
Form 13F Information Table Value Total:         108,830
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

-------------------------------------------
PARAMOUNT BIOCAPITAL ASSET MANAGEMENT, INC.
FORM 13F
AT 12/31/2004
-------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1                 COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5                COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fair Market   Shares or                                    Voting Authority
                                               CUSIP         Value     Principal    SH/  Put/  Investment  Other    ----------------
     Name of Issuer          Title or Class    Number     (x $1000)      Amount     PRN  Call  Discretion Managers  Sole Shared None
     --------------          --------------    ------    -----------   ---------    ---  ----  ---------- --------  ---- ------ ----

------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                       Common      00339B107      $672.87        65,000   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN PHARMACEUTICALS PTNRS    Common      02886P109      $132.58           250   SH  Puts       Sole              X
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         Common       31162100    $6,662.51       104,600   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC        Common       32346108    $4,168.70       179,000   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Antisoma PLC                      Common      G0395B135       $40.02       150,000   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.       Common       40047102      $160.73        24,033   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Avanir Pharma                     Common      05348P104      $867.07       259,200   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
AXONYX, INC                       Common      05461R101    $1,111.77       181,089   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
BIOCRYST PHARMACEUTICALS INC      Common      09058V103      $738.95       130,050   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.                  Common      09062X103    $2,424.22        36,700   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CO              Common      101137107    $2,856.43        80,500   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Callisto Pharmaceuticals          Common      1312EM104       $98.40        60,500   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Cell Genesys Inc.                 Common      150921104        $8.62         1,300   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Corcept Therapeutics Inc.         Common      218352102      $130.00        21,000   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Corgentech Inc.                   Common      21872P105    $1,322.12       160,000   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCE INC            Common      232674507   $10,940.30       778,115   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Cytokinetics Inc.                 Common      23282W100    $1,308.40       128,800   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Depomed Inc.                      Common      249908104      $795.42       149,300   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
DISCOVERY LABS                    Common      254668106    $1,109.77       139,700   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
DOV PHARMACEUTICAL I              Common      259858108    $5,364.23       300,850   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals Inc.     Common      29256X107    $2,674.76       273,100   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Entremed, Inc.                    Common      29382F103      $103.37        31,500   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
EXELIXIS INC                      Common      30161Q104    $2,807.78       295,800   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
EyeTech Pharma.                   Common      302297106      $455.00        10,000   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
GENZYME CORP.                     Common      372917104    $2,259.93        39,400   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES                   Common      375558103    $5,133.37       146,600   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
GUILFORD PHARMACEUTICALS INC      Common      401829106    $1,415.71       287,478   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
HUMAN GENOME SCIENCES INC         Common      444903108    $2,532.02       213,039   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                  Common      452907108      $892.01       293,424   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Inhibitix, Inc                    Common      45719T103      $256.49        28,300   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
INSMED, INC.                      Common      457669208      $577.34       262,300   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
INSPIRE PHARMACEUTIC              Common      457733103    $4,200.70       250,900   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
iShares NASDAQ Biotech            Common      464287556       $20.95           100   SH  Puts       Sole              X
------------------------------------------------------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS              Common      464330109       $10.87           750   SH  Puts       Sole              X
------------------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS INC          Common      45031X204      $283.47        28,363   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Kosan Biosciences Inc.            Common      50064W107      $143.26        21,500   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Metabasis Therapeutics, Inc.      Common      59101M105      $356.26        49,205   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Micro Therapeutics,Inc.           Common      59500W100      $336.00        89,600   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
MILLENNIUM PHARMACEUTICALS INC    Common      599902103    $4,508.07       371,200   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Neose Technologies inc.           Common      640522108      $106.27        16,000   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
NitroMed, Inc.                    Common      654798503    $1,724.73        65,400   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Novavax Inc.                      Common      670002104      $100.98        33,000   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Nuvelo, Inc.                      Common      67072M301    $2,948.30       300,366   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS              Common      683399109    $4,523.98       140,000   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Oscient Pharmaceuticals Corp.     Common      68812R105    $2,922.22       790,600   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC           Common      671040103    $1,450.85        19,500   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
PENWEST PHARMACEUTICALS CO        Common      709754105    $1,306.75       109,600   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Pharmion Corp.                    Common      71715B409    $5,967.60       140,690   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
PROGENICS PHARMA                  Common      743187106    $3,501.82       204,889   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
ReGen Biologics Inc.              Common      75884M104       $45.40        30,000   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals             Common      766559603      $203.64         8,700   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Serono S.A. ADR                   Common      81752M101    $1,449.90        89,100   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL ADR           Common      881624209    $3,392.29       114,700   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Vical Inc.                        Common      925602104      $431.63        92,300   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals Inc.      Common      926471103    $2,337.30       136,500   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Vion Pharmaceuticals Inc          Common      927624106    $4,907.79     1,062,108   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
VIROPHARMA INC                    Common      928241108      $863.20       265,600   SH             Sole              X
------------------------------------------------------------------------------------------------------------------------------------
ZONAGEN INC                       Common      98975L108      $764.51       184,722   SH             Sole              X

                                                         -----------
                                                         $108,829.62
                                                         ===========